Other Assets Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint operations [line items]
Current portion of loan receivable (Note 19)	CAD 5	CAD 0
Consideration paid (received)	10
Financial liabilities	CAD 3,707	CAD 4,361
Interest rate	6.65%	6.65%
TAMA Power [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Proportion of ownership interests held by non-controlling interests	17.00%
Interest rate	4.55%
Long-term Debt1 [Member]
Disclosure of joint operations [line items]
Financial liabilities	CAD 3,638	CAD 4,221
Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category [member] | Long-term Debt1 [Member]
Disclosure of joint operations [line items]
Financial liabilities	3,708	4,271
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category [member] | Long-term Debt1 [Member]
Disclosure of joint operations [line items]
Financial liabilities	3,708	CAD 4,271	CAD 38
Other assets | Loans and receivables
Disclosure of joint operations [line items]
Non-current portion of non-current loans received	CAD 33